JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 86.3%
Aerospace & Defense — 1.1%
Bombardier, Inc. (Canada)
7.50%, 12/1/2024 (a)	11,760	12,201
7.13%, 6/15/2026 (a)	2,706	2,794
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	7,722	7,722
4.13%, 4/15/2029 (a)	8,074	8,072
Howmet Aerospace, Inc.
6.88%, 5/1/2025	60	69
6.75%, 1/15/2028	7,619	8,961
5.95%, 2/1/2037	1,250	1,466
Spirit AeroSystems, Inc.
5.50%, 1/15/2025 (a)	5,860	6,036
7.50%, 4/15/2025 (a)	5,708	5,972
TransDigm, Inc. 6.25%, 3/15/2026 (a)	12,652	13,126
Triumph Group, Inc. 8.88%, 6/1/2024 (a)	1,097	1,201

		67,620

Airlines — 0.7%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	10,196	10,413
5.75%, 4/20/2029 (a)	9,571	9,981
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	16,004	17,084
United Airlines, Inc. 4.38%, 4/15/2026 (a)	6,856	6,883

		44,361

Auto Components — 3.1%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	6,139	6,147
Adient US LLC 9.00%, 4/15/2025 (a)	5,219	5,532
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	8,960	9,251
5.88%, 6/1/2029 (a)	6,800	7,266
3.75%, 1/30/2031 (a)	1,275	1,219
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	9,624	9,841
6.50%, 4/1/2027	9,063	9,397
6.88%, 7/1/2028	7,553	8,070
5.00%, 10/1/2029	6,140	5,825
Clarios Global LP
6.75%, 5/15/2025 (a)	15,526	16,205
6.25%, 5/15/2026 (a)	630	655
8.50%, 5/15/2027 (a)	1,500	1,579
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	10,880	11,750
5.63%, 11/15/2026 (a)	30,427	24,804
Dana, Inc.
5.38%, 11/15/2027	13,155	13,730
5.63%, 6/15/2028	2,658	2,798
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	9,753	9,607
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,050	3,119
5.00%, 7/15/2029 (a)	4,196	4,380
5.25%, 4/30/2031	5,736	6,048
5.25%, 7/15/2031 (a)	2,013	2,100
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	4,004	4,144
Tenneco, Inc.
5.38%, 12/15/2024	524	517
5.00%, 7/15/2026	7,324	6,992
7.88%, 1/15/2029 (a)	5,464	5,840
5.13%, 4/15/2029 (a)	5,955	5,734

		182,550

Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	10,526	10,777

Banks — 0.8%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (c) (d)	17,177	18,508
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (b) (c) (d)	6,252	6,705
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (b) (c) (d)	5,787	6,343
Citigroup, Inc.
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	2,725	2,898
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (b) (c) (d)	9,565	10,738

		45,192

Beverages — 0.2%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	10,103	9,811

Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	7,408
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,155	3,123

		10,531

Building Products — 1.2%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	2,082	2,153
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	6,013	6,039
Griffon Corp. 5.75%, 3/1/2028	17,095	17,619
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	5,670	5,911
4.88%, 12/15/2027 (a)	14,131	14,448
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,908	3,874
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	5,715	5,859
4.75%, 1/15/2028 (a)	5,910	5,954
3.38%, 1/15/2031 (a)	5,019	4,624

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Summit Materials LLC 5.25%, 1/15/2029 (a)	2,323	2,418

		68,899

Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	2,364	2,222
3.63%, 10/1/2031 (a)	2,364	2,193

		4,415

Chemicals — 2.5%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	9,653	9,976
3.38%, 2/15/2029 (a)	8,157	7,750
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,242	9,473
4.63%, 11/15/2029 (a)	3,350	3,237
CVR Partners LP
9.25%, 6/15/2023 (a)	3,630	3,639
6.13%, 6/15/2028 (a)	6,512	6,757
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	5,223	5,171
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	8,401	8,592
Hexion, Inc. 7.88%, 7/15/2027 (a)	5,560	5,894
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,985	1,975
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	4,732	4,957
5.25%, 6/1/2027 (a)	19,736	20,723
4.25%, 5/15/2029 (a)	7,057	6,916
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	895	917
4.50%, 10/15/2029	3,052	3,151
4.00%, 4/1/2031 (a)	5,901	5,736
4.38%, 2/1/2032 (a)	6,213	6,157
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	15,044	15,210
5.13%, 4/1/2029 (a)	4,831	4,837
Venator Finance SARL 9.50%, 7/1/2025 (a)	6,750	7,374
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	5,040	5,000
5.63%, 8/15/2029 (a)	3,008	3,025

		146,467

Commercial Services & Supplies — 3.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,770	10,528
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,082	6,892
4.88%, 7/15/2032 (a)	10,447	10,340
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	2,279	2,342
9.75%, 7/15/2027 (a)	2,905	3,043
4.63%, 6/1/2028 (a)	10,440	10,101
APi Escrow Corp. 4.75%, 10/15/2029 (a)	3,913	3,962
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	4,934	4,835
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	12,128	12,189
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	20,749	21,164
CoreCivic, Inc. 8.25%, 4/15/2026	9,468	9,747
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	8,805	8,606
9.50%, 11/1/2027 (a)	1,127	1,175
6.00%, 6/1/2029 (a)	7,870	7,457
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	8,140	8,241
5.13%, 12/15/2026 (a)	1,465	1,518
4.00%, 8/1/2028 (a)	6,468	6,274
4.75%, 6/15/2029 (a)	5,640	5,639
4.38%, 8/15/2029 (a)	4,235	4,120
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	7,289
Madison IAQ LLC
4.13%, 6/30/2028 (a)	2,381	2,304
5.88%, 6/30/2029 (a)	8,875	8,538
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	4,398	4,453
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	12,928	13,672
3.38%, 8/31/2027 (a)	12,346	11,682
Stericycle, Inc. 3.88%, 1/15/2029 (a)	6,516	6,353

		192,464

Communications Equipment — 1.0%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	3,248	3,134
5.00%, 3/15/2027 (a)	5,000	4,490
CommScope, Inc.
6.00%, 3/1/2026 (a)	17,926	18,337
8.25%, 3/1/2027 (a)	9,545	9,354
7.13%, 7/1/2028 (a)	8,830	8,212
4.75%, 9/1/2029 (a)	8,932	8,642
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,002	5,406

		57,575

Construction & Engineering — 0.5%
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	6,653	6,720
MasTec, Inc. 4.50%, 8/15/2028 (a)	15,126	15,579
Pike Corp. 5.50%, 9/1/2028 (a)	7,866	7,937

		30,236

Consumer Finance — 2.6%
Ford Motor Credit Co. LLC
3.10%, 5/4/2023	2,945	2,994
4.06%, 11/1/2024	2,098	2,188
4.69%, 6/9/2025	3,035	3,218
5.13%, 6/16/2025	12,405	13,408
4.13%, 8/4/2025	3,064	3,202
3.38%, 11/13/2025	6,320	6,454
4.39%, 1/8/2026	12,271	12,959

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.54%, 8/1/2026	24,154	25,800
4.27%, 1/9/2027	13,424	14,190
4.13%, 8/17/2027	13,285	14,015
3.82%, 11/2/2027	12,052	12,451
4.00%, 11/13/2030	6,278	6,584
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50%), 3.71%, 12/21/2065 (a) (c)	24,298	21,139
OneMain Finance Corp.
6.88%, 3/15/2025	2,220	2,442
7.13%, 3/15/2026	6,677	7,504
3.50%, 1/15/2027	2,437	2,352
6.63%, 1/15/2028	1,300	1,440
4.00%, 9/15/2030	1,642	1,585

		153,925

Containers & Packaging — 2.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	2,250	2,275
5.25%, 8/15/2027 (a)	36,670	35,937
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,138	4,221
Greif, Inc. 6.50%, 3/1/2027 (a)	15,224	15,813
LABL, Inc.
6.75%, 7/15/2026 (a)	16,730	17,148
10.50%, 7/15/2027 (a)	1,017	1,063
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	17,535	17,551
7.25%, 4/15/2025 (a)	13,704	13,439
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	6,260	6,550
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	8,702	8,354
TriMas Corp. 4.13%, 4/15/2029 (a)	7,856	7,856
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (e)	5,803	5,990
8.50%, 8/15/2027 (a) (e)	4,462	4,663

		140,860

Distributors — 0.4%
Wolverine Escrow LLC
8.50%, 11/15/2024 (a)	4,092	3,826
9.00%, 11/15/2026 (a)	18,303	17,251
13.13%, 11/15/2027 (a)	4,215	2,750

		23,827

Diversified Consumer Services — 0.0% (f)
Service Corp. International 4.00%, 5/15/2031	2,450	2,444

Diversified Financial Services — 0.2%
Sabre GLBL, Inc.
9.25%, 4/15/2025 (a)	2,770	3,082
7.38%, 9/1/2025 (a)	10,600	10,971

		14,053

Diversified Telecommunication Services — 8.3%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	12,799	13,775
6.00%, 2/15/2028 (a)	3,795	3,544
Altice France SA (France)
8.13%, 2/1/2027 (a)	8,162	8,706
5.13%, 7/15/2029 (a)	13,972	13,279
5.50%, 10/15/2029 (a)	7,204	6,952
CCO Holdings LLC
5.13%, 5/1/2027 (a)	88,009	90,586
5.00%, 2/1/2028 (a)	12,704	13,085
5.38%, 6/1/2029 (a)	8,321	8,802
4.75%, 3/1/2030 (a)	29,714	30,446
4.25%, 2/1/2031 (a)	23,313	22,965
4.25%, 1/15/2034 (a)	9,510	9,149
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a)	13,403	13,637
8.00%, 10/15/2025 (a)	6,014	6,255
Embarq Corp. 8.00%, 6/1/2036	11,178	12,253
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	12,190	12,588
5.00%, 5/1/2028 (a)	17,305	17,354
6.75%, 5/1/2029 (a)	2,246	2,312
5.88%, 11/1/2029	2,110	2,074
6.00%, 1/15/2030 (a)	2,656	2,613
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023 (g)	29,162	14,144
8.00%, 2/15/2024 (a) (e) (g)	13,382	13,618
8.50%, 10/15/2024 (a) (g)	40,649	20,425
9.75%, 7/15/2025 (a) (g)	8,659	4,243
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	1,875	1,899
4.25%, 7/1/2028 (a)	10,530	10,267
3.63%, 1/15/2029 (a)	5,406	5,001
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	16,460	16,489
4.00%, 2/15/2027 (a)	25,338	25,249
Series G, 6.88%, 1/15/2028	4,143	4,546
4.50%, 1/15/2029 (a)	3,960	3,724
5.38%, 6/15/2029 (a)	8,375	8,156
Sprint Capital Corp. 8.75%, 3/15/2032	36,928	54,594
Switch Ltd.
3.75%, 9/15/2028 (a)	1,738	1,721
4.13%, 6/15/2029 (a)	2,820	2,832
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	2,764	2,875
6.00%, 9/30/2034	2,580	2,599
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	15,837	15,478

		498,235

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Electric Utilities — 0.7%
NRG Energy, Inc.
5.75%, 1/15/2028	4,434	4,634
3.38%, 2/15/2029 (a)	2,919	2,817
5.25%, 6/15/2029 (a)	4,145	4,297
3.88%, 2/15/2032 (a)	4,720	4,530
PG&E Corp.
5.00%, 7/1/2028	10,405	10,717
5.25%, 7/1/2030	2,206	2,261
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (g)	70,354	70
8.50%, 10/1/2022 ‡ (g)	83,215	125
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	10,717	10,980
4.38%, 5/1/2029 (a)	1,334	1,309

		41,740

Electrical Equipment — 0.1%
Sensata Technologies BV 4.00%, 4/15/2029 (a)	7,449	7,553

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC
4.25%, 4/1/2028	6,385	6,561
3.25%, 2/15/2029	4,026	4,025
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	5,287	5,194

		15,780

Energy Equipment & Services — 0.6%
Archrock Partners LP 6.88%, 4/1/2027 (a)	1,752	1,822
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	2,825	2,430
Oceaneering International, Inc. 6.00%, 2/1/2028	2,565	2,517
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	8,000	8,053
6.88%, 1/15/2029 (a)	1,003	975
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (b) (d) (h)	8,819	411
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	7,814	7,665
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	12,168	11,559
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	1,000	990

		36,422

Entertainment — 1.5%
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026 (a)	4,861	5,092
12.00% (PIK), 6/15/2026 (a) (h)	5,825	5,591
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	4,715	5,010
5.25%, 7/15/2028 (a)	4,220	3,998
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	8,400	8,457
5.63%, 3/15/2026 (a)	6,696	6,880
6.50%, 5/15/2027 (a)	18,428	19,975
4.75%, 10/15/2027 (a)	7,530	7,530
Netflix, Inc.
4.88%, 4/15/2028	1,836	2,077
5.88%, 11/15/2028	3,986	4,771
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	7,640	7,583
3.88%, 7/15/2030 (a)	12,525	12,557

		89,521

Equity Real Estate Investment Trusts (REITs) — 2.0%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,466	4,533
4.50%, 2/15/2031 (a)	7,816	7,675
MGM Growth Properties Operating Partnership LP
5.75%, 2/1/2027	28,470	32,241
3.88%, 2/15/2029 (a)	6,913	7,259
RHP Hotel Properties LP
4.75%, 10/15/2027	15,939	15,979
4.50%, 2/15/2029 (a)	5,503	5,358
SBA Communications Corp. 3.88%, 2/15/2027	5,891	6,030
VICI Properties LP
4.25%, 12/1/2026 (a)	19,744	20,386
3.75%, 2/15/2027 (a)	9,165	9,394
4.63%, 12/1/2029 (a)	8,991	9,551

		118,406

Food & Staples Retailing — 1.9%
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	14,225	15,185
4.63%, 1/15/2027 (a)	10,630	11,020
5.88%, 2/15/2028 (a)	1,251	1,317
3.50%, 3/15/2029 (a)	14,539	14,409
New Albertsons LP
7.75%, 6/15/2026	2,278	2,597
6.63%, 6/1/2028	3,704	4,056
7.45%, 8/1/2029	3,725	4,265
8.00%, 5/1/2031	3,987	4,744
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	1,365	1,430
5.50%, 10/15/2027 (a)	7,803	8,036
4.25%, 8/1/2029 (a)	6,885	6,630
Rite Aid Corp.
7.50%, 7/1/2025 (a)	13,843	13,808
8.00%, 11/15/2026 (a)	18,725	18,616
US Foods, Inc. 4.63%, 6/1/2030 (a)	3,880	3,899

		110,012

Food Products — 0.6%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	8,827	8,802
4.38%, 1/31/2032 (a)	2,949	2,933
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	12,187	12,554
5.63%, 1/15/2028 (a)	3,005	3,093
5.50%, 12/15/2029 (a)	4,103	4,244
4.63%, 4/15/2030 (a)	6,436	6,356
TreeHouse Foods, Inc. 4.00%, 9/1/2028	536	508

		38,490

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gas Utilities — 0.2%
AmeriGas Partners LP
5.88%, 8/20/2026	3,782	4,126
5.75%, 5/20/2027	2,258	2,439
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,492	3,559

		10,124

Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	14,366	14,836
Hologic, Inc. 3.25%, 2/15/2029 (a)	10,667	10,467
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	13,141	12,977
5.25%, 10/1/2029 (a)	8,733	8,722

		47,002

Health Care Providers & Services — 6.7%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	4,620	4,537
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (a)	1,836	1,864
AdaptHealth LLC 4.63%, 8/1/2029 (a)	2,540	2,489
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	4,800	4,704
Centene Corp.
4.25%, 12/15/2027	20,286	21,047
4.63%, 12/15/2029	35,333	37,806
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	3,340	3,490
5.63%, 3/15/2027 (a)	7,800	7,995
6.00%, 1/15/2029 (a)	5,280	5,491
6.13%, 4/1/2030 (a)	8,222	7,873
4.75%, 2/15/2031 (a)	7,795	7,678
DaVita, Inc.
4.63%, 6/1/2030 (a)	9,975	9,850
3.75%, 2/15/2031 (a)	19,081	17,693
Encompass Health Corp. 4.50%, 2/1/2028	25,281	25,534
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	11,205	6,807
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	12,075	12,075
HCA, Inc.
5.88%, 2/15/2026	10,710	12,001
5.38%, 9/1/2026	35,706	39,846
5.63%, 9/1/2028	25,070	28,972
5.88%, 2/1/2029	7,075	8,304
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,808	1,785
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	4,024	4,079
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	7,215	7,357
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	5,161	5,096
Tenet Healthcare Corp.
4.63%, 7/15/2024	5,707	5,757
4.63%, 9/1/2024 (a)	2,838	2,890
7.50%, 4/1/2025 (a)	13,465	14,159
4.88%, 1/1/2026 (a)	43,219	44,190
6.25%, 2/1/2027 (a)	18,210	18,870
5.13%, 11/1/2027 (a)	17,731	18,207
4.25%, 6/1/2029 (a)	6,668	6,601

		395,047

Health Care Technology — 0.4%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	15,503	15,852
5.00%, 5/15/2027 (a)	8,345	8,595

		24,447

Hotels, Restaurants & Leisure — 4.6%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	3,907	3,857
3.50%, 2/15/2029 (a)	2,303	2,214
4.00%, 10/15/2030 (a)	20,686	19,767
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,892	5,936
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	1,730	1,898
4.63%, 10/15/2029 (a)	4,712	4,594
Carnival Corp.
10.50%, 2/1/2026 (a)	2,818	3,213
4.00%, 8/1/2028 (a)	6,020	5,854
6.00%, 5/1/2029 (a)	9,712	9,439
Cedar Fair LP
5.50%, 5/1/2025 (a)	6,925	7,152
5.38%, 4/15/2027	670	682
Chukchansi Economic Development Authority 8.00%, 4/15/2028 (a)	3,867	3,674
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	7,677	7,293
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	10,626	11,131
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	5,858	6,059
5.75%, 5/1/2028 (a)	1,550	1,639
3.75%, 5/1/2029 (a)	1,807	1,790
4.88%, 1/15/2030	6,285	6,600
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	3,861	3,979
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	8,612	8,838
International Game Technology plc 6.50%, 2/15/2025 (a)	13,896	15,077
IRB Holding Corp. 7.00%, 6/15/2025 (a)	3,835	4,049
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025 (a)	4,547	4,721
4.50%, 6/15/2029 (a)	1,296	1,272
MGM Resorts International 4.63%, 9/1/2026	14,218	14,360
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023 (a)	2,294	2,495
9.13%, 6/15/2023 (a)	6,325	6,709
11.50%, 6/1/2025 (a)	6,661	7,435
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	16,692	16,817
5.50%, 4/15/2027 (a)	6,264	6,374

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	4,652	4,895
Station Casinos LLC 4.50%, 2/15/2028 (a)	13,855	13,855
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	15,228	15,913
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	12,209	12,226
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,460	1,521
5.13%, 10/1/2029 (a)	11,020	10,772
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	2,748	2,897
3.63%, 3/15/2031	8,209	7,961
4.63%, 1/31/2032	6,503	6,646

		271,604

Household Durables — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	11,624	12,133
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	12,022	11,934
3.88%, 10/15/2031 (a)	3,516	3,397

		27,464

Household Products — 0.9%
Central Garden & Pet Co. 4.13%, 10/15/2030	8,056	8,050
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	15,631	15,414
4.38%, 3/31/2029 (a)	15,153	14,377
Spectrum Brands, Inc.
5.75%, 7/15/2025	815	829
5.00%, 10/1/2029 (a)	1,584	1,667
5.50%, 7/15/2030 (a)	7,953	8,474
3.88%, 3/15/2031 (a)	2,377	2,282

		51,093

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
5.25%, 6/1/2026 (a)	10,737	10,985
4.63%, 2/1/2029 (a)	2,759	2,642
5.00%, 2/1/2031 (a)	1,655	1,592

		15,219

Interactive Media & Services — 0.0% (f)
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	590	619

Internet & Direct Marketing Retail — 0.4%
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,620	6,612
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	17,470	17,528

		24,140

IT Services — 1.0%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	5,470	5,462
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,853	5,794
6.13%, 12/1/2028 (a)	2,269	2,291
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	8,546	8,341
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	9,253	9,300
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	8,900	8,800
Exela Intermediate LLC 10.00%, 7/15/2023 (a)	8,560	6,934
Gartner, Inc.
4.50%, 7/1/2028 (a)	2,351	2,443
3.63%, 6/15/2029 (a)	2,307	2,293
3.75%, 10/1/2030 (a)	1,418	1,414
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,820	4,873

		57,945

Leisure Products — 0.4%
Mattel, Inc.
3.38%, 4/1/2026 (a)	2,788	2,830
5.88%, 12/15/2027 (a)	4,110	4,377
3.75%, 4/1/2029 (a)	3,489	3,570
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	11,783	11,753

		22,530

Life Sciences Tools & Services — 0.0% (f)
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	2,504	2,467

Machinery — 0.3%
ATS Automation Tooling Systems, Inc. (Canada) 4.13%, 12/15/2028 (a)	3,017	3,040
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,568	1,564
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	946	1,012
Terex Corp. 5.00%, 5/15/2029 (a)	4,210	4,289
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,435	5,299

		15,204

Media — 7.7%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	8,598	8,189
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	7,153	6,988
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	9,980	10,402
7.50%, 6/1/2029 (a)	8,687	8,926
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	19,849	20,047
CSC Holdings LLC
5.50%, 4/15/2027 (a)	27,730	28,471
5.38%, 2/1/2028 (a)	9,162	9,357
6.50%, 2/1/2029 (a)	820	867
4.50%, 11/15/2031 (a)	9,435	9,128
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	9,726	4,304
DISH DBS Corp.
5.88%, 7/15/2022	6,830	6,915
5.00%, 3/15/2023	20,382	20,708
5.88%, 11/15/2024	48,883	49,444

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.75%, 7/1/2026	21,933	22,536
5.25%, 12/1/2026 (a)	28,005	27,736
5.75%, 12/1/2028 (a)	5,600	5,518
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	3,128	3,131
GCI LLC 4.75%, 10/15/2028 (a)	10,787	11,042
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	5,632	5,644
Gray Television, Inc.
5.88%, 7/15/2026 (a)	8,110	8,351
7.00%, 5/15/2027 (a)	9,013	9,553
4.75%, 10/15/2030 (a)	420	405
iHeartCommunications, Inc.
6.38%, 5/1/2026	4,591	4,751
8.38%, 5/1/2027	20,512	21,582
5.25%, 8/15/2027 (a)	5,860	5,947
Lamar Media Corp. 4.88%, 1/15/2029	3,265	3,387
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	1,909
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	7,855	7,580
Meredith Corp. 6.88%, 2/1/2026	6,205	6,418
Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	5,059	5,097
Midcontinent Communications 5.38%, 8/15/2027 (a)	4,561	4,698
National CineMedia LLC 5.88%, 4/15/2028 (a)	6,030	5,392
News Corp. 3.88%, 5/15/2029 (a)	6,240	6,132
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	20,593	21,365
4.75%, 11/1/2028 (a)	13,907	13,888
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	1,000	1,008
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	2,579	2,563
5.38%, 1/15/2031 (a)	3,542	3,560
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,300	1,334
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	24,190	24,908
4.00%, 7/15/2028 (a)	7,146	7,066
5.50%, 7/1/2029 (a)	6,750	7,160
4.13%, 7/1/2030 (a)	862	842
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	3,058	3,056
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,090	2,140
ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (c)	9,929	9,878
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	5,478	5,621

		454,944

Metals & Mining — 1.9%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	8,367	8,878
Allegheny Technologies, Inc.
5.88%, 12/1/2027	7,169	7,464
4.88%, 10/1/2029	3,082	3,045
5.13%, 10/1/2031	2,310	2,281
Arconic Corp.
6.00%, 5/15/2025 (a)	7,690	8,017
6.13%, 2/15/2028 (a)	11,134	11,576
Big River Steel LLC 6.63%, 1/31/2029 (a)	8,645	9,272
Carpenter Technology Corp. 6.38%, 7/15/2028	6,581	6,958
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,380	7,430
4.88%, 3/1/2031 (a)	5,271	5,310
Constellium SE 5.88%, 2/15/2026 (a)	1,748	1,768
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	4,759	4,890
4.38%, 8/1/2028	14,062	14,663
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	4,160	4,040
Novelis Corp.
4.75%, 1/30/2030 (a)	5,562	5,616
3.88%, 8/15/2031 (a)	2,434	2,349
United States Steel Corp. 6.88%, 3/1/2029	6,419	6,724

		110,281

Multiline Retail — 0.3%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	18,035	18,863

Oil, Gas & Consumable Fuels — 10.0%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	7,633	8,174
5.75%, 3/1/2027 (a)	4,620	4,645
5.75%, 1/15/2028 (a)	9,914	10,187
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,893	5,425
7.63%, 2/1/2029 (a)	2,007	2,201
5.38%, 3/1/2030 (a)	2,892	2,982
Apache Corp.
4.63%, 11/15/2025	1,297	1,371
4.88%, 11/15/2027	812	865
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	9,485	9,752
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	4,070	4,284
Buckeye Partners LP
4.15%, 7/1/2023	1,348	1,378
4.13%, 3/1/2025 (a)	6,080	6,117
4.13%, 12/1/2027	3,358	3,316
4.50%, 3/1/2028 (a)	6,996	6,788
California Resources Corp. 7.13%, 2/1/2026 (a)	8,584	8,847
Cheniere Energy Partners LP
4.50%, 10/1/2029	601	632
4.00%, 3/1/2031 (a)	2,299	2,345
3.25%, 1/31/2032 (a)	3,880	3,768

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cheniere Energy, Inc. 4.63%, 10/15/2028	16,298	16,787
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	3,204	3,324
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,540	1,517
CNX Resources Corp. 6.00%, 1/15/2029 (a)	5,398	5,524
Comstock Resources, Inc.
7.50%, 5/15/2025 (a)	6,364	6,523
6.75%, 3/1/2029 (a)	11,359	11,813
5.88%, 1/15/2030 (a)	4,239	4,246
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	1,350	1,572
Crestwood Midstream Partners LP 5.75%, 4/1/2025	10,009	10,039
DCP Midstream Operating LP
5.63%, 7/15/2027	5,224	5,835
6.75%, 9/15/2037 (a)	5,546	7,320
Devon Energy Corp. 5.88%, 6/15/2028 (a)	4,485	4,893
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	6,556	6,515
4.38%, 6/15/2031 (a)	3,277	3,257
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	12,505	12,599
Endeavor Energy Resources LP 6.63%, 7/15/2025 (a)	4,650	4,888
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (c) (d)	9,142	7,223
4.40%, 4/1/2024	3,407	3,510
4.15%, 6/1/2025	2,605	2,665
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	11,608	12,337
4.13%, 12/1/2026	2,075	2,071
6.50%, 7/1/2027 (a)	5,150	5,562
4.50%, 1/15/2029 (a)	8,093	8,032
4.75%, 1/15/2031 (a)	8,593	8,678
EQT Corp.
6.63%, 2/1/2025 (e)	7,435	8,298
3.13%, 5/15/2026 (a)	3,607	3,605
5.00%, 1/15/2029	4,315	4,725
Genesis Energy LP
6.25%, 5/15/2026	5,665	5,457
8.00%, 1/15/2027	3,670	3,638
7.75%, 2/1/2028	2,796	2,733
Gulfport Energy Operating Corp.
6.00%, 10/15/2024 ‡ (g)	10,250	487
6.38%, 5/15/2025 ‡ (g)	1,796	85
6.38%, 1/15/2026 ‡ (g)	8,845	420
8.00%, 5/17/2026 (a)	6,131	6,591
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	6,355	6,498
4.25%, 2/15/2030 (a)	5,327	5,154
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	5,425	5,398
MEG Energy Corp. (Canada)
6.50%, 1/15/2025 (a)	2,473	2,501
7.13%, 2/1/2027 (a)	9,678	9,896
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	5,340	5,302
NuStar Logistics LP
5.75%, 10/1/2025	1,435	1,516
6.00%, 6/1/2026	3,170	3,356
5.63%, 4/28/2027	7,824	7,991
6.38%, 10/1/2030	4,295	4,574
Oasis Midstream Partners LP 8.00%, 4/1/2029 (a)	9,521	10,140
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	3,296	3,387
Occidental Petroleum Corp.
8.00%, 7/15/2025	9,286	10,570
5.88%, 9/1/2025	9,749	10,480
5.50%, 12/1/2025	6,186	6,614
3.40%, 4/15/2026	3,455	3,422
8.50%, 7/15/2027	8,697	10,554
6.38%, 9/1/2028	5,434	6,195
8.88%, 7/15/2030	11,088	14,560
6.63%, 9/1/2030	5,642	6,769
6.13%, 1/1/2031	7,391	8,613
PBF Holding Co. LLC
9.25%, 5/15/2025 (a)	4,910	4,581
6.00%, 2/15/2028	2,503	1,493
Range Resources Corp.
9.25%, 2/1/2026	11,063	11,885
8.25%, 1/15/2029 (a)	4,797	5,288
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	2,851	2,878
SM Energy Co.
6.63%, 1/15/2027	4,748	4,772
6.50%, 7/15/2028	1,987	2,007
Southwestern Energy Co.
8.38%, 9/15/2028	9,708	10,696
5.38%, 3/15/2030	8,277	8,618
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	4,006	4,036
Sunoco LP
4.50%, 5/15/2029	4,333	4,275
4.50%, 4/30/2030 (a)	11,663	11,546
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	19,454	20,620
6.00%, 3/1/2027 (a)	1,750	1,794
5.50%, 1/15/2028 (a)	420	410
6.00%, 12/31/2030 (a)	4,905	4,847
6.00%, 9/1/2031 (a)	8,510	8,233
Targa Resources Partners LP
5.88%, 4/15/2026	27,755	28,760
5.38%, 2/1/2027	1,455	1,488
6.50%, 7/15/2027	5,060	5,382
5.00%, 1/15/2028	7,284	7,531
4.88%, 2/1/2031	7,862	8,432
4.00%, 1/15/2032 (a)	4,114	4,250

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	14,761	15,720

		598,878

Paper & Forest Products — 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (a)	4,445	4,501

Personal Products — 0.5%
Coty, Inc.
5.00%, 4/15/2026 (a)	5,904	6,016
4.75%, 1/15/2029 (a)	4,495	4,444
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	11,375	11,859
4.13%, 4/1/2029 (a)	3,987	3,933
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,415	3,543

		29,795

Pharmaceuticals — 4.5%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	33,844	35,452
8.50%, 1/31/2027 (a)	8,785	9,034
Bausch Health Cos., Inc.
6.13%, 4/15/2025 (a)	15,059	15,210
5.50%, 11/1/2025 (a)	52,812	53,376
9.00%, 12/15/2025 (a)	28,836	30,095
7.00%, 1/15/2028 (a)	9,083	8,765
5.00%, 1/30/2028 (a)	6,116	5,439
4.88%, 6/1/2028 (a)	9,900	9,752
5.00%, 2/15/2029 (a)	11,180	9,587
7.25%, 5/30/2029 (a)	6,171	5,855
5.25%, 2/15/2031 (a)	8,965	7,694
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	5,619	5,809
3.13%, 2/15/2029 (a)	1,429	1,362
Endo Dac
5.88%, 10/15/2024 (a)	5,067	4,953
9.50%, 7/31/2027 (a)	8,036	8,092
6.00%, 6/30/2028 (a)	4,926	3,768
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	3,595	3,521
Jazz Securities DAC 4.38%, 1/15/2029 (a)	6,406	6,527
Mallinckrodt International Finance SA
5.75%, 8/1/2022 (a) (g)	5,020	2,887
5.63%, 10/15/2023 (a) (g)	5,340	3,030
5.50%, 4/15/2025 (a) (g)	11,780	6,980
Organon & Co.
4.13%, 4/30/2028 (a)	15,028	14,993
5.13%, 4/30/2031 (a)	9,678	9,884
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	6,912	6,968

		269,033

Professional Services — 0.1%
Jaguar Holding Co. II
4.63%, 6/15/2025 (a)	3,249	3,359
5.00%, 6/15/2028 (a)	2,630	2,817
Science Applications International Corp. 4.88%, 4/1/2028 (a)	2,475	2,531

		8,707

Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	3,667	3,717
5.00%, 3/1/2031	2,475	2,528

		6,245

Road & Rail — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	6,416	6,651
5.38%, 3/1/2029 (a)	6,647	6,803
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (g)	22,954	1,492
6.00%, 1/15/2028 (g)	20,858	1,356
Hertz Corp. (The)
5.50%, 10/15/2024 (g)	6,563	148
4.63%, 12/1/2026 (a)	2,333	2,299
5.00%, 12/1/2029 (a)	3,666	3,593
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,526	2,563
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	7,580	7,504

		32,409

Semiconductors & Semiconductor Equipment — 0.6%
ams AG (Austria) 7.00%, 7/31/2025 (a)	4,910	5,173
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,369	7,508
3.63%, 5/1/2029 (a)	5,146	5,107
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	16,250	16,532
Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,400	3,434

		37,754

Software — 1.6%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	6,540	6,818
Ascend Learning LLC 6.88%, 8/1/2025 (a)	200	204
CDK Global, Inc. 5.25%, 5/15/2029 (a)	14,353	15,178
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,150	5,063
4.88%, 7/1/2029 (a)	5,802	5,681
NCR Corp.
5.75%, 9/1/2027 (a)	15,060	15,607
5.00%, 10/1/2028 (a)	4,220	4,262
5.13%, 4/15/2029 (a)	7,182	7,258
6.13%, 9/1/2029 (a)	9,400	9,964
Nuance Communications, Inc. 5.63%, 12/15/2026	8,541	8,799
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	18,150	18,865

		97,699

Specialty Retail — 1.8%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,441	4,451
4.63%, 11/15/2029 (a)	3,693	3,716
4.75%, 3/1/2030	2,040	2,045

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	202	245
6.63%, 10/1/2030 (a)	5,033	5,584
6.88%, 11/1/2035	331	397
6.75%, 7/1/2036	2,199	2,628
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	2,272	2,174
3.88%, 10/1/2031 (a)	1,818	1,740
PetSmart, Inc.
4.75%, 2/15/2028 (a)	7,071	7,156
7.75%, 2/15/2029 (a)	3,401	3,635
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	5,407	5,326
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	5,334	5,347
6.13%, 7/1/2029 (a)	4,111	4,121
6.00%, 12/1/2029 (a)	6,550	6,476
Staples, Inc.
7.50%, 4/15/2026 (a)	28,387	28,185
10.75%, 4/15/2027 (a)	17,594	16,011
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,730	4,825

		104,062

Thrifts & Mortgage Finance — 0.5%
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	6,658	6,633
5.13%, 12/15/2030 (a)	5,962	5,731
5.75%, 11/15/2031 (a)	7,815	7,627
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	5,229	5,095
3.63%, 3/1/2029 (a)	5,402	5,280
4.00%, 10/15/2033 (a)	1,772	1,737

		32,103

Trading Companies & Distributors — 1.4%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	13,460	13,927
Imola Merger Corp. 4.75%, 5/15/2029 (a)	24,477	24,619
United Rentals North America, Inc.
4.88%, 1/15/2028	5,780	6,055
5.25%, 1/15/2030	7,520	8,105
3.88%, 2/15/2031	4,211	4,225
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	10,730	11,334
7.25%, 6/15/2028 (a)	12,480	13,571

		81,836

Wireless Telecommunication Services — 1.8%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,619	7,347
Sprint Corp.
7.13%, 6/15/2024	13,172	14,760
7.63%, 2/15/2025	18,328	20,986
7.63%, 3/1/2026	28,504	33,669
T-Mobile USA, Inc. 4.75%, 2/1/2028	23,277	24,317
United States Cellular Corp. 6.70%, 12/15/2033	4,743	5,769

		106,848

TOTAL CORPORATE BONDS (Cost $5,040,303)		5,121,029

LOAN ASSIGNMENTS — 8.8% (i)
Aerospace & Defense — 0.1%
Spirit Aerosystems, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 1/15/2025 (c)	5,547	5,540

Auto Components — 0.4%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028 (c)	10,092	10,057
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (c)	1,950	1,937
Dexko Global Inc., Delay Draw Term Loan B-1 (3-MONTH UNFND + 0.00%), 4.25%, 10/4/2028 (c) (j)	1,044	1,034
Dexko Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 10/4/2028 (c)	8,451	8,366
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028 (c)	2,373	2,352

		23,746

Beverages — 0.1%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028 (c)	7,318	7,279

Chemicals — 0.1%
Solenis International, L.P., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/9/2028 (c)	4,579	4,537

Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028 (c)	7,704	7,632

Containers & Packaging — 0.9%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 4/3/2024 (c)	22,137	21,678
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (c)	20,799	20,622
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.50%, 10/29/2028 (c)	8,237	8,189

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.00%, 9/24/2028 (c)	3,255	3,235

		53,724

Diversified Financial Services — 0.1%
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (c)	5,795	5,705

Diversified Telecommunication Services — 0.6%
Altice France SA, 1st Lien Term Loan B-13 (France) (ICE LIBOR USD 2 Month + 4.00%), 4.12%, 8/14/2026 (c)	7,050	6,987
Cincinnati Bell Inc., 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 11/22/2028 (c) (j)	3,009	2,994
Intelsat Jackson Holdings SA, Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 7/13/2022 (c) (j)	25,405	25,452

		35,433

Food & Staples Retailing — 0.4%
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (c)	1,866	1,903
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 6.00%), 8.00%, 4/1/2024 ‡ (c)	13,917	14,195
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 2 Month + 10.75%), 11.75%, 10/1/2024 (c)	10,553	9,076

		25,174

Health Care Equipment & Supplies — 0.1%
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 10/23/2028 (c) (j)	4,848	4,830

Health Care Providers & Services — 0.4%
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 10/10/2025 (c) (j)	10,986	8,256
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.09%, 6/26/2026 (c)	13,862	13,451

		21,707

Hotels, Restaurants & Leisure — 0.6%
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (c)	10,585	10,534
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024 (c)	15,777	15,644
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (c)	10,320	10,160

		36,338

Household Durables — 0.2%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (c)	10,958	10,807

Internet & Direct Marketing Retail — 0.1%
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026 (c) (j)	5,820	5,624

IT Services — 0.2%
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023 (c)	6,212	4,920
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027 (c) (j)	6,460	6,312

		11,232

Leisure Products — 0.2%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (c) (g)	3,864	419
FGI Operating Co. LLC, 1st Lien Term Loan B 12/31/2100 (g)	20,508	—	(k)
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (c)	12,615	12,379
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025 (c)	645	637

		13,435

Life Sciences Tools & Services — 0.1%
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/15/2028 (c) (j)	7,506	7,470

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Machinery — 0.2%
Thyssenkrupp Elevators, 1st Lien Term Loan B1 (ICE LIBOR USD 6 Month + 3.50%), 4.00%, 7/30/2027 (c)	9,883	9,844
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.17%, 3/28/2025 (c)	5,057	4,926

		14,770

Media — 0.8%
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 8/2/2027 (c)	13,910	13,875
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 5/1/2026 (c)	12,331	12,169
Meredith Corp., 1st Lien Term Loan B
(3-MONTH PRIME + 1.50%), 4.75%, 1/31/2025 (c)	7,638	7,623
(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025 (c)	11,272	11,484
Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 12/4/2026 (c)	2,760	2,750

		47,901

Personal Products — 0.5%
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (c)	25,909	25,794
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/7/2023 (c)	7,826	4,598

		30,392

Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/2/2025 (c)	28,820	28,537

Road & Rail — 0.2%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028 (c)	7,423	7,346
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028 (c)	2,740	2,712

		10,058

Software — 0.4%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (c)	5,258	5,212
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (c)	4,277	4,277
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (c)	12,816	12,778

		22,267

Specialty Retail — 1.4%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (c)	19,994	19,891
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026 (c) (l)	13,240	13,099
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027 (c)	5,674	5,619
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028 (c)	12,607	12,525
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025 (c) (j)	16,666	16,109
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (c)	13,043	12,162

		79,405

Wireless Telecommunication Services — 0.1%
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027 (c)	7,363	7,339

TOTAL LOAN ASSIGNMENTS (Cost $520,662)		520,882

	Shares (000)
COMMON STOCKS — 2.9%
Communications Equipment — 0.0% (f)
Goodman Networks, Inc. * ‡	300	—	(k)

Diversified Financial Services — 0.0% (f)
ACC Claims Holdings LLC * ‡	7,076	18

Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc. *	420	14,043

Energy Equipment & Services — 0.0% (f)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	368	—	(k)

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Food & Staples Retailing — 0.0% (f)
Moran Foods Backstop Equity * ‡	616		2,463

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Common Equity *	27		531
Vistra Corp.	550		10,934

			11,465

Internet & Direct Marketing Retail — 0.5%
MYT Holding Co. * ‡	5,623		29,661

Media — 0.2%
Clear Channel Outdoor Holdings, Inc. *	2,312		7,097
iHeartMedia, Inc., Class A *	273		5,356

			12,453

Multiline Retail — 0.0% (f)
Neiman Marcus Group Restricted Equity *	6		851

Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp.	43		2,567
EP Energy Corp. *	296		26,048
Gulfport Energy Corp. *	230		16,777
Oasis Petroleum, Inc.	246		29,468
Whiting Petroleum Corp. *	140		9,083

			83,943

Professional Services — 0.2%
NMG, Inc. *	83		12,553

Specialty Retail — 0.1%
Claire’s Stores, Inc. * ‡	17		5,638

TOTAL COMMON STOCKS (Cost $88,601)			173,088

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.6%
Hotels, Restaurants & Leisure — 0.0% (f)
Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023	500		595

Media — 0.5%
DISH Network Corp.
Zero Coupon, 12/15/2025 (a)	7,845		7,551
3.38%, 8/15/2026	18,645		17,186
Liberty Interactive LLC
4.00%, 11/15/2029	2,570		1,953
3.75%, 2/15/2030	4,448		3,403

			30,093

Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Operating Corp. 15.00% (PIK), 12/30/2021 ‡ (b) (d) (h)	1		4,489

TOTAL CONVERTIBLE BONDS (Cost $29,866)			35,177

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.5%
Specialty Retail — 0.5%
Claire’s Stores, Inc. * ‡ (Cost $4,388)	12		31,703

PREFERRED STOCKS — 0.2%
Communications Equipment — 0.0% (f)
Goodman Networks, Inc. * ‡	358		4

Internet & Direct Marketing Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477		14,387

Oil, Gas & Consumable Fuels — 0.0% (f)
Gulfport Energy Corp. ‡	—	(k)	375

TOTAL PREFERRED STOCKS (Cost $14,233)			14,766

	No. of Warrants (000)
WARRANTS — 0.1%
Diversified Telecommunication Services — 0.0% (f)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	14		206

Media — 0.0% (f)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	110		2,136

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.
expiring 2/9/2026, price 27.27 USD *	45		1,551
expiring 2/9/2026, price 31.71 USD *	49		1,513
expiring 2/9/2026, price 35.71 USD *	27		754

			3,818

TOTAL WARRANTS (Cost $1)			6,160

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	No. of Rights (000)	Value ($000)
RIGHTS — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	2,824	3,925

	Shares (000)
SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (m) (n) (Cost $4,300)	4,300	4,300

Total Investments — 99.6% (Cost $5,702,354)		5,911,030
Other Assets Less Liabilities — 0.4%		21,697

Net Assets — 100.0%		5,932,727

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of November 30, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	Amount rounds to less than one thousand.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Communications Equipment	$—	$—	$—	(a)	$—	(a)
Diversified Financial Services	—	—	18		18
Diversified Telecommunication Services	14,043	—	—		14,043
Energy Equipment & Services	—	—	—	(a)	—	(a)
Food & Staples Retailing	—	—	2,463		2,463
Independent Power and Renewable Electricity Producers	11,465	—	—		11,465
Internet & Direct Marketing Retail	—	—	29,661		29,661
Media	12,453	—	—		12,453
Multiline Retail	851	—	—		851
Oil, Gas & Consumable Fuels	57,895	26,048	—		83,943
Professional Services	—	12,553	—		12,553
Specialty Retail	—	—	5,638		5,638

Total Common Stocks	96,707	38,601	37,780		173,088

Convertible Bonds
Hotels, Restaurants & Leisure	—	595	—		595
Media	—	30,093	—		30,093
Oil, Gas & Consumable Fuels	—	—	4,489		4,489

Total Convertible Bonds	—	30,688	4,489		35,177

Convertible Preferred Stocks	—	—	31,703		31,703
Corporate Bonds
Aerospace & Defense	—	67,620	—		67,620
Airlines	—	44,361	—		44,361
Auto Components	—	182,550	—		182,550
Automobiles	—	10,777	—		10,777
Banks	—	45,192	—		45,192
Beverages	—	9,811	—		9,811
Biotechnology	—	10,531	—		10,531
Building Products	—	68,899	—		68,899
Capital Markets	—	4,415	—		4,415
Chemicals	—	146,467	—		146,467
Commercial Services & Supplies	—	192,464	—		192,464
Communications Equipment	—	57,575	—		57,575
Construction & Engineering	—	30,236	—		30,236
Consumer Finance	—	153,925	—		153,925
Containers & Packaging	—	140,860	—		140,860
Distributors	—	23,827	—		23,827
Diversified Consumer Services	—	2,444	—		2,444
Diversified Financial Services	—	14,053	—		14,053
Diversified Telecommunication Services	—	498,235	—		498,235
Electric Utilities	—	41,545	195		41,740
Electrical Equipment	—	7,553	—		7,553
Electronic Equipment, Instruments & Components	—	15,780	—		15,780
Energy Equipment & Services	—	36,422	—		36,422
Entertainment	—	89,521	—		89,521
Equity Real Estate Investment Trusts (REITs)	—	118,406	—		118,406
Food & Staples Retailing	—	110,012	—		110,012
Food Products	—	38,490	—		38,490
Gas Utilities	—	10,124	—		10,124
Health Care Equipment & Supplies	—	47,002	—		47,002
Health Care Providers & Services	—	395,047	—		395,047
Health Care Technology	—	24,447	—		24,447
Hotels, Restaurants & Leisure	—	271,604	—		271,604
Household Durables	—	27,464	—		27,464
Household Products	—	51,093	—		51,093
Independent Power and Renewable Electricity Producers	—	15,219	—		15,219
Interactive Media & Services	—	619	—		619
Internet & Direct Marketing Retail	—	24,140	—		24,140
IT Services	—	57,945	—		57,945
Leisure Products	—	22,530	—		22,530
Life Sciences Tools & Services	—	2,467	—		2,467
Machinery	—	15,204	—		15,204
Media	—	454,944	—		454,944
Metals & Mining	—	110,281	—		110,281
Multiline Retail	—	18,863	—		18,863
Oil, Gas & Consumable Fuels	—	597,886	992		598,878
Paper & Forest Products	—	4,501	—		4,501
Personal Products	—	29,795	—		29,795
Pharmaceuticals	—	269,033	—		269,033
Professional Services	—	8,707	—		8,707
Real Estate Management & Development	—	6,245	—		6,245
Road & Rail	—	32,409	—		32,409
Semiconductors & Semiconductor Equipment	—	37,754	—		37,754
Software	—	97,699	—		97,699
Specialty Retail	—	104,062	—		104,062
Thrifts & Mortgage Finance	—	32,103	—		32,103
Trading Companies & Distributors	—	81,836	—		81,836
Wireless Telecommunication Services	—	106,848	—		106,848

Total Corporate Bonds	—	5,119,842	1,187		5,121,029

Loan Assignments
Aerospace & Defense	—	5,540	—		5,540
Auto Components	—	23,746	—		23,746
Beverages	—	7,279	—		7,279
Chemicals	—	4,537	—		4,537
Commercial Services & Supplies	—	7,632	—		7,632
Containers & Packaging	—	53,724	—		53,724
Diversified Financial Services	—	5,705	—		5,705
Diversified Telecommunication Services	—	35,433	—		35,433
Food & Staples Retailing	—	10,979	14,195		25,174
Health Care Equipment & Supplies	—	4,830	—		4,830
Health Care Providers & Services	—	21,707	—		21,707
Hotels, Restaurants & Leisure	—	36,338	—		36,338
Household Durables	—	10,807	—		10,807
Internet & Direct Marketing Retail	—	5,624	—		5,624
IT Services	—	11,232	—		11,232
Leisure Products	—	13,016	419		13,435
Life Sciences Tools & Services	—	7,470	—		7,470
Machinery	—	14,770	—		14,770
Media	—	47,901	—		47,901
Personal Products	—	30,392	—		30,392
Pharmaceuticals	—	28,537	—		28,537
Road & Rail	—	10,058	—		10,058
Software	—	22,267	—		22,267
Specialty Retail	—	79,405	—		79,405
Wireless Telecommunication Services	—	7,339	—		7,339

Total Loan Assignments	—	506,268	14,614		520,882

Preferred Stocks	—	—	14,766		14,766
Rights	—	—	3,925		3,925
Warrants
Diversified Telecommunication Services	—	—	206		206
Media	—	—	2,136		2,136
Oil, Gas & Consumable Fuels	3,818	—	—		3,818

Total Warrants	3,818	—	2,342		6,160

Short-Term Investments
Investment Companies	4,300	—	—		4,300

Total Investments in Securities	$104,825	$5,695,399	$110,806		$5,911,030

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Common Stocks	$40,846	$(4,588)	$1,792	$—	$—	$(270)	$—	$—	$37,780
Convertible Bonds	—	(3,032)	3,905	—	3,616	— (a)	—	—	4,489
Convertible Preferred Stocks	22,389	1,295	9,724	—	—	(1,705)	—	—	31,703
Corporate Bonds	7,976	193	980	—	2	(7,964)	—	—	1,187
Loan Assignments	16,520	—	(1,844)	233	19,408	(19,703)	—	—	14,614
Preferred Stocks	20,994	118	(3,978)	—	69	(2,437)	—	—	14,766
Rights	3,286	—	639	—	—	—	—	—	3,925
Warrants	191	—	2,151	—	—	—	—	—	2,342

Total	$112,202	$(6,014)	$13,369	$233	$23,095	$(32,079)	$—	$—	$110,806

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $8,790.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$18		Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 ($0.00)
	0	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	18

	4		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	4

	14,616		Terms of Restructuring	Expected Recovery	10.90% - 100.00% (97.43%)

Loan Assignments	14,616

	206		Market Comparable Companies	EBITDA Multiple (c)	5.3x (5.3x)

Warrants	206

Total	$14,844

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $95,962. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$33,535	$1,828,600	$1,857,835	$—	$—	(c)	$4,300	4,300	$8	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.